17. SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting Tables Abstract
Segment reporting

 Year ended December 31, 2018

	Internet-based Business	Hotel Business	Office Leasing	Corporate	Totals
	RMB	RMB	RMB	RMB	RMB
Segment Revenues	1,199,990	137,020	75,006	—	1,412,016
Property and management cost	—	103,865	13,141	—	117,006
Marketing expense	(178,650)	—	—	—	(178,650)
Provision for credit losses	354,711	—	—	—	354,711
Interest expense, related parties	153,827	—	2,948	—	156,775
Interest expense	33,360	39,846	—	—	73,206
Product development expense	80,057	—	—	—	80,057

Segment Income before taxes	756,685	(6,691)	58,917	—	808,911
General and administrative	—	—	—	193,187	193,187
Selling and marketing	—	—	—	237,128	237,128
Income (loss) from continuing operations before income taxes	756,685	(6,691)	58,917	(430,315)	378,596

Year ended December 31, 2017

	Internet-based Business	Hotel Business	Office Leasing	Corporate	Totals
	RMB	RMB	RMB	RMB	RMB
Segment Revenues	831,630	133,747	58,474	—	1,023,851
Property and management cost	—	98,248	13,782	—	112,030
Marketing expense	51,284	—	—		51,284
Reversal of provision for credit losses	(13,443)	—	—	—	(13,443)
Interest expense, related parties	157,295	—	4,746	—	162,041
Interest expense	272,171	35,020	—	—	307,191
Product development expense	82,375	—	—	—	82,375

Segment Income before taxes	281,948	479	39,946	—	322,373
General and administrative	—	—	—	204,077	204,077
Selling and marketing	—	—	—	129,892	129,892
Income (loss) from continuing operations before income taxes	281,948	479	39,946	(333,969)	(11,596)

Year ended December 31, 2016

	Internet-based Business	Hotel Business	Office Leasing	Corporate	Totals
	RMB	RMB	RMB	RMB	RMB
Segment Revenues	706,160	109,708	60,057	—	875,925
Property and management cost	—	95,974	13,594	—	109,568
Provision for credit losses	116,032	—	—	—	116,032
Interest expense-related parties	37,816	1,619	1,904	—	41,339
Interest expense	221,934	40,350	478	—	262,762
Product development expense	62,647	—	—	—	62,647

Segment Income (loss) before taxes	267,731	(28,235)	44,081	—	283,577
General and administrative	—	—	—	198,787	198,787
Selling and marketing	—	—	—	89,620	89,620
Income (loss) from continuing operations before income taxes	267,731	(28,235)	44,081	(288,407)	(4,830)